Fair Value - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Fair Value Disclosures [Line Items]
Asset Impairment Charges		$ 23	$ 32
Fair Value, Option, Changes in Fair Value, Gain (Loss)	23	23	32
Long Lived Assets Held And Used Qualitative Factors To Fair Value Measures Customer Loss
Fair Value Disclosures [Line Items]
Carrying Value of Long-Lived Assets held and Used	26	26	22
Fair Value of Long-Lived Assets held and Used	5	5	8
Long Lived Assets Held And Used Qualitative Factors To Fair Value Measures Customer Loss | Maximum
Fair Value Disclosures [Line Items]
Discount rate for probability-weighted forecast model	10.00%	10.00%
Long Lived Assets Held And Used Qualitative Factors To Fair Value Measures Customer Loss | Minimum
Fair Value Disclosures [Line Items]
Discount rate for probability-weighted forecast model	2.00%	2.00%
Long Lived Assets Held And Used Qualitative Factors To Fair Value Measures Customer Loss | FPD
Fair Value Disclosures [Line Items]
Carrying Value of Long-Lived Assets held and Used	22	22	29
Fair Value of Long-Lived Assets held and Used	20	20	11
Asset Impairment Charges	2	2	18
Long Lived Assets Held And Used Qualitative Factors To Fair Value Measures | Maximum
Fair Value Disclosures [Line Items]
Discount rate for probability-weighted forecast model	3.00%	3.00%
Long Lived Assets Held And Used Qualitative Factors To Fair Value Measures | Minimum
Fair Value Disclosures [Line Items]
Discount rate for probability-weighted forecast model	2.00%	2.00%
Long Lived Assets Held And Used Qualitative Factors To Fair Value Measures | EPCD
Fair Value Disclosures [Line Items]
Asset Impairment Charges	15	15	2
Long Lived Assets Held And Used Qualitative Factors To Fair Value Measures | FPD
Fair Value Disclosures [Line Items]
Asset Impairment Charges	$ 6	$ 6	$ 12